UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-04015
Investment Company Act File Number

Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

March 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Eaton Vance AMT-Free Municipal Bond Fund	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 111.7%

Principal
Amount
(000’s omitted)	Security	Value
Bond Bank — 0.4%
$1,160	Idaho Board Bank Authority, 5.25%, 9/15/25	$1,220,888
1,555	Idaho Board Bank Authority, 5.375%, 9/15/27	1,627,572

		$2,848,460

Education — 7.1%
$2,590	Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/42	$2,621,210
10	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38	9,984
9,990	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38(1)	9,966,590
14,250	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 11/15/37	13,191,367
1,375	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	1,271,600
9,750	Massachusetts Health and Educational Facilities Authority, (Berklee College), 5.00%, 10/1/37	8,285,843
9,510	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/37	9,286,325
4,585	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	3,772,446

		$48,405,365

Electric Utilities — 2.4%
$5,000	North Carolina Municipal Power Agency No. 1, (Catawba Electric), 5.50%, 1/1/14	$5,299,550
2,100	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	843,528
2,000	Sam Rayburn, TX, Municipal Power Agency, 6.00%, 10/1/21	1,819,680
1,460	San Antonio, TX, (Electric and Gas), 4.75%, 2/1/28	1,438,465
7,250	San Antonio, TX, (Electric and Gas), 5.00%, 2/1/34	7,168,147

		$16,569,370

Escrowed/Prerefunded — 2.4%
$3,000	Allegheny County, PA, Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$3,383,100
10,000	Foothill/Eastern, CA, Transportation Corridor Agency, Escrowed to Maturity, 0.00%, 1/1/18	7,381,600
2,500	San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/14	2,214,425
6,000	Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	3,489,540

		$16,468,665

General Obligations — 13.3%
$3,500	California, 6.00%, 4/1/38(2)	$3,502,590
6,000	Clackamas and Washington County, OR, School District No. 3, (West Linn-Wilsonville), 5.00%, 6/15/34	6,025,740
10,000	Clark County, NV, 5.00%, 6/1/38(1)	9,443,350
4,000	Deschutes and Jefferson County, OR, School District No. 2J, 0.00%, 6/15/24	1,951,800
3,700	Deschutes and Jefferson County, OR, School District No. 2J, 0.00%, 6/15/25	1,677,839
10,000	Florida Board of Education, 5.00%, 6/1/37(1)	9,748,700
12,270	Georgia, 2.00%, 8/1/27(3)	7,974,764
3,845	Harlandale, TX, Independent School District, 4.75%, 8/15/40	3,664,131
195	Lindenhurst, NY, 3.00%, 1/15/18	193,727
205	Lindenhurst, NY, 3.00%, 1/15/19	200,121
210	Lindenhurst, NY, 3.00%, 1/15/20	199,082
1,420	Los Angeles, CA, Unified School District, Series D, 5.00%, 1/1/34	1,340,977
1,255	Los Angeles, CA, Unified School District, Series F, 5.00%, 1/1/34	1,185,159
7,265	Los Angeles, CA, Unified School District, Series I, 5.00%, 1/1/34	6,860,703
815	Newton, MA, 5.00%, 4/1/33(2)	829,059
740	Newton, MA, 5.00%, 4/1/36(2)	750,419
1,610	Newton, MA, 5.00%, 4/1/39(2)	1,631,397
750	North Haledon, NJ, 3.00%, 1/15/18	744,532
750	North Haledon, NJ, 3.00%, 1/15/19	731,535
750	North Haledon, NJ, 3.125%, 1/15/20	720,630
750	North Haledon, NJ, 3.25%, 1/15/21	717,405

Principal
Amount
(000’s omitted)	Security	Value
$528	North Haledon, NJ, 3.25%, 1/15/22	$494,641
1,290	Salem-Keizer, OR, School District, No. 24J, 0.00%, 6/15/21	727,612
2,115	Salem-Keizer, OR, School District, No. 24J, 0.00%, 6/15/22	1,120,506
2,815	Salem-Keizer, OR, School District, No. 24J, 0.00%, 6/15/24	1,300,220
1,790	Salem-Keizer, OR, School District, No. 24J, 0.00%, 6/15/25	770,470
1,790	Salem-Keizer, OR, School District, No. 24J, 0.00%, 6/15/26	722,874
1,530	Salem-Keizer, OR, School District, No. 24J, 0.00%, 6/15/27	578,937
1,515	Salem-Keizer, OR, School District, No. 24J, 0.00%, 6/15/28	535,386
1,195	Salem-Keizer, OR, School District, No. 24J, 0.00%, 6/15/29	396,130
12,690	San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(1)	12,064,002
4,000	South Carolina, 3.25%, 8/1/30	3,066,080
10,000	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33	9,279,300

		$91,149,818

Health Care-Miscellaneous — 0.4%
$200	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class B, 7.50%, 9/1/15	$194,942
105	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class D, 7.50%, 9/1/15	102,345
100	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class E, 7.50%, 9/1/15	97,471
290	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(4)	297,322
1,025	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(4)	1,049,275
1,221	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(4)	1,249,137

		$2,990,492

Hospital — 12.1%
$2,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	$1,648,120
3,300	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	2,637,888
360	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	255,330
1,080	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	681,696
1,000	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	712,150
975	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	688,145
1,550	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,306,201
2,985	Idaho Health Facilities Authority, (Trinity Health Credit Group), 6.25%, 12/1/33	3,050,909
2,930	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	280,694
10,410	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	702,987
4,150	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	3,768,864
5,790	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	4,785,840
10,455	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/47	9,168,094
5,465	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	3,935,838
7,790	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	6,291,905
7,710	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28	7,454,413
2,900	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/35	2,781,158
1,865	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,235,022
2,870	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	2,141,049
5,745	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	4,100,609
1,800	Ohio Higher Educational Facility Commission, (Cleveland Clinic Health), 5.50%, 1/1/43	1,778,058
1,575	Oneida County, NY, Industrial Development Agency, (St. Elizabeth’s Medical Center), 5.75%, 12/1/19	1,227,508
1,100	San Benito, CA, Health Care District, 5.40%, 10/1/20	829,334
7,915	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Texas Health Resources), 5.00%, 11/15/42	6,852,332

Principal
Amount
(000’s omitted)	Security	Value
$17,620	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Texas Health Resources), 5.00%, 11/15/47	$15,000,082

		$83,314,226

Housing — 0.6%
$2,500	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	$1,857,800
1,185	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	1,003,588
995	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	897,570
285	Texas Student Housing Corp., (University of North Texas), 3.281%, 7/1/49(5)	242,923

		$4,001,881

Industrial Development Revenue — 4.2%
$3,500	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co. Project), 4.95%, 5/15/33	$2,089,570
5,000	Chicago, IL, O’Hare International Airport, (American Airlines, Inc.), 5.50%, 12/1/30	1,823,200
830	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	752,793
3,925	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	3,269,447
8,560	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	7,129,795
2,175	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,855,710
16,620	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	11,642,975

		$28,563,490

Insured-Education — 2.0%
$6,265	Alabama State University, (XLCA), 4.625%, 8/1/36	$5,514,140
6,385	College of Charleston, SC, Higher Education Facility, (XLCA), 4.50%, 4/1/37	5,204,733
1,190	Massachusetts Development Finance Agency, (Boston University), (AMBAC), 5.00%, 10/1/39	1,060,457
1,750	Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	1,838,952

		$13,618,282

Insured-Electric Utilities — 1.8%
$5,415	Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,819,771
6,760	New York Power Authority, (NPFG), 4.50%, 11/15/47	5,847,941
2,865	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	798,733

		$12,466,445

Insured-General Obligations — 11.1%
$10,000	California, (AGC), 5.00%, 11/1/37(1)	$8,979,200
29,870	District of Columbia, (FGIC), (NPFG), 4.75%, 6/1/33	27,003,376
5,000	Frisco, TX, Independent School District, (FSA), 4.00%, 8/15/40(6)	4,004,500
6,875	Los Angeles, CA, Unified School District, (Election of 2005), (FSA), 4.75%, 7/1/32(1)	6,252,881
3,385	McKay Landing, CO, Metropolitan District No. 2, (AMBAC), 4.25%, 12/1/36	2,725,568
2,340	Merced, CA, Union High School District, (FGIC), (NPFG), 0.00%, 8/1/20	1,284,473
1,865	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	1,503,861
1,935	North Las Vegas, NV, Wastewater Reclamation System, (NPFG), 4.25%, 10/1/33	1,511,506
1,715	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/15	1,424,273
21,495	Texas, (Transportation Commission-Mobility Fund), (FGIC), (NPFG), 4.50%, 4/1/35(7)	19,706,831
1,865	Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	1,438,941

		$75,835,410

Insured-Hospital — 2.6%
$8,470	Harrisonburg, VA, Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 4.50%, 8/15/36	$5,736,307
8,500	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42(1)	7,151,475
3,620	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	3,052,674
1,800	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), (AGC), 5.00%, 7/1/38	1,732,968

		$17,673,424

Principal
Amount
(000’s omitted)	Security	Value
Insured-Lease Revenue/Certificates of Participation — 1.4%
$10,000	Anaheim, CA, Public Financing Authority, Lease Revenue, (FSA), 0.00%, 9/1/31	$2,404,600
7,650	Hudson, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	5,676,683
2,400	Saint Louis, MO, Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,367,280

		$9,448,563

Insured-Other Revenue — 4.0%
$6,835	Golden State Tobacco Securitization Corp., CA, (Tobacco Settlement Revenue), (AGC), 5.00%, 6/1/45	$5,983,154
10,000	Golden State Tobacco Securitization Corp., CA, (Tobacco Settlement Revenue), (AGC), (FGIC), 5.00%, 6/1/38	8,841,900
10,600	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	1,441,706
5,200	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	5,124,028
540	New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/31	446,877
2,375	New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/36	1,900,356
4,570	New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/39	3,612,311

		$27,350,332

Insured-Sewer Revenue — 1.0%
$5,020	Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$5,224,565
1,635	Marysville, OH, Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/46	1,417,251

		$6,641,816

Insured-Special Tax Revenue — 6.4%
$23,000	Alabama Public School and College Authority, (FSA), 2.50%, 12/1/27	$15,658,860
6,000	Ceres, CA, Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	4,009,620
4,000	Hamilton County, OH, Sales Tax, (AMBAC), 0.00%, 12/1/22	1,836,440
1,510	Massachusetts Bay Transportation Authority, (NPFG), 4.00%, 7/1/33	1,234,425
6,000	Massachusetts, Special Obligation, (FGIC), (NPFG), 5.50%, 1/1/27	6,192,360
5,000	Massachusetts, Special Obligation, (FGIC), (NPFG), 5.50%, 1/1/30	5,061,500
3,400	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	2,698,954
7,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,001,000
29,325	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,064,497
5,420	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	474,575
10,755	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	874,382
8,590	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	645,195
4,600	San Jose, CA, Redevelopment Agency, (Merged Area), (XLCA), 4.25%, 8/1/36	2,995,428

		$43,747,236

Insured-Transportation — 8.2%
$4,175	Alabama State Dock Authority, (NPFG), 4.50%, 10/1/36	$3,560,398
30,000	Alameda, CA, Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	7,238,400
10,000	Chicago, IL, (O’Hare International Airport), (FSA), 4.75%, 1/1/34	9,194,200
7,120	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	512,070
14,735	Fairfax County, VA, Economic Development Authority, (Route 28 Project), (NPFG), 4.25%, 4/1/37	12,624,506
3,700	Maryland Transportation Authority, (FSA), 4.50%, 7/1/41	3,403,889
8,440	Metropolitan Atlanta, GA, Rapid Transit Authority, (FSA), 5.00%, 7/1/34(1)	8,367,796
5,195	Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), (NPFG), 4.50%, 1/1/32	4,537,157
1,040	New Orleans, LA, Aviation Board Revenue, (AGC), 6.00%, 1/1/23	1,053,666
1,585	Pima County, AZ, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/21	1,415,817
10,000	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	4,604,900

		$56,512,799

Principal
Amount
(000’s omitted)	Security	Value
Insured-Water and Sewer — 5.2%
$11,635	El Paso, TX, Water and Sewer Revenue, (NPFG), 4.75%, 3/1/27	$11,482,581
1,910	Limestone County, AL, Water and Sewer, (XLCA), 4.25%, 12/1/32	1,278,821
8,000	Louisville and Jefferson County, KY, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38	6,831,760
13,840	Massachusetts Water Resource Authority, (FSA), 4.50%, 8/1/46(6)	11,930,634
4,795	New York, NY, Municipal Finance Authority, (FSA), 4.50%, 6/15/39	4,201,715

		$35,725,511

Insured-Water Revenue — 0.3%
$2,000	Seattle, WA, Water System, (FSA), 4.50%, 2/1/37	$1,818,080

		$1,818,080

Lease Revenue/Certificates of Participation — 2.0%
$7,350	New York, NY, Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	$6,056,033
7,250	New York, NY, Transitional Finance Authority, (Building Aid), 6.00%, 7/15/38	7,478,302

		$13,534,335

Nursing Home — 0.5%
$1,020	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$918,275
1,030	Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	933,005
2,000	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	1,643,000

		$3,494,280

Other Revenue — 2.5%
$1,000	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20(4)	$811,810
48,810	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	694,078
5,115	Buckeye Tobacco Settlement Financing Authority, OH, 5.875%, 6/1/47	2,730,182
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	830,588
1,585	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	889,978
7,805	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	4,407,796
1,000	Mohegan Tribe Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(4)	527,810
2,300	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	44,206
330	Otero County, NM, (Jail Project), 5.50%, 4/1/13	298,049
740	Otero County, NM, (Jail Project), 5.75%, 4/1/18	612,143
150	Otero County, NM, (Jail Project), 6.00%, 4/1/23	112,473
285	Otero County, NM, (Jail Project), 6.00%, 4/1/28	202,732
2,735	Salt Verde, AZ, Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	1,611,107
2,345	Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/41	1,202,844
12,555	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	224,986
2,390	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	1,495,351
295	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	285,439

		$16,981,572

Senior Living/Life Care — 1.4%
$3,300	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$1,991,979
1,885	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	1,271,546
3,125	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	2,061,313
1,500	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,021,320
2,725	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	2,086,914
1,480	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	827,586
980	St. Paul, MN, Housing and Redevelopment Authority, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(8)	736,960

		$9,997,618

Special Tax Revenue — 5.2%
$2,500	Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$1,684,225
750	Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	559,605
1,465	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	1,218,690

Principal
Amount
(000’s omitted)	Security	Value
$1,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	$689,888
1,000	Capistrano, CA, Unified School District, 6.00%, 9/1/33	823,940
1,875	Cleveland-Cuyahoga County, OH, Port Authority, 7.00%, 12/1/18	1,790,681
1,500	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	1,138,860
1,160	Idaho Board Bank Authority, 5.25%, 9/15/25	1,220,888
1,555	Idaho Board Bank Authority, 5.375%, 9/15/27	1,627,572
4,015	Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	4,106,221
4,265	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34	3,115,753
19,420	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	15,949,063
2,415	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,368,218
2,635	Scottsdale, AZ, (Municipal Property Corp.), 4.50%, 7/1/32	2,503,540
1,000	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	891,260

		$35,839,944

Transportation — 8.7%
$1,400	Branson, MO, Regional Airport Transportation Development District, 6.00%, 7/1/37	$795,970
13,475	Metropolitan Transportation Authority, NY, 4.50%, 11/15/38	11,074,698
2,250	Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	2,435,242
5,000	Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	5,367,400
24,340	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/35	4,704,679
15,000	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	2,376,150
7,400	New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	7,788,426
15,000	Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	14,797,050
10,000	Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	10,135,150

		$59,474,765

Water and Sewer — 4.5%
$3,075	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$2,347,578
16,200	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 4.75%, 7/1/36(1)	15,300,819
2,095	New York, NY, Municipal Water Finance Authority, 4.50%, 6/15/32	1,880,807
1,140	New York, NY, Municipal Water Finance Authority, 4.50%, 6/15/38	985,507
6,605	New York, NY, Municipal Water Finance Authority, 5.75%, 6/15/40(6)	6,968,870
3,580	Upper Occoquan, VA, Sewer Authority, 4.50%, 7/1/38	3,265,246

		$30,748,827

Total Tax-Exempt Investments — 111.7% (identified cost $864,424,770)		$765,221,006

Other Assets, Less Liabilities — (11.7)%		$(79,995,038)

Net Assets — 100.0%		$685,225,968

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At March 31, 2009, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		New York	19.6%
		California	15.4%
		Texas	15.3%
		Other, representing less than 10% individually	61.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2009, 39.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 15.0% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust.

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the aggregate value of these securities is $5,430,705 or 0.8% of the Fund’s net assets.

(5)	Security is in default and is making only partial interest payments.

(6)	Security (or a portion thereof) has been pledged as collateral for open swap contracts or inverse floating-rate security transactions.

(7)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(8)	Security is in default with respect to scheduled principal payments.

A summary of financial instruments outstanding at March 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/09	1,342 U.S. Treasury Bond	Short	$(169,338,928)	$(174,061,594)	$(4,722,666)

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$15,737,500	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(4,357,903)
Merrill Lynch Capital Services, Inc.	13,275,000	3.394	3-month USD- LIBOR-BBA	September 24, 2009 / September 24, 2039	(252,327)

					$(4,610,230)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At March 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At March 31, 2009, the aggregate fair value of derivative instruments in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was none and $9,332,896, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$775,916,838

Gross unrealized appreciation	$8,689,040
Gross unrealized depreciation	(107,349,872)

Net unrealized depreciation	$(98,660,832)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(4,722,666)
Level 2	Other Significant Observable Inputs	765,221,006	(4,610,230)
Level 3	Significant Unobservable Inputs	—	—

Total		$765,221,006	$(9,332,896)

*	Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance Tax Free Reserves	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.2%

Principal
Amount
(000’s omitted)	Security	Value

General Obligation Notes/Bonds — 16.5%
$1,400	Ashwaubenon, WI, Community Development Authority, Lease Revenue, Prerefunded to 6/1/09, 5.70%, 6/1/24	$1,409,186
1,485	Austin, TX, Public Property Finance Contractual Obligations, 4.00%, 5/1/09	1,487,729
2,335	California Communities Note Program, Tax and Revenue Anticipation, 3.00%, 6/30/09	2,342,356
1,300	California Communities Note Program, Tax and Revenue Anticipation, 3.00%, 7/31/09	1,308,601
100	California Community College Financing Authority, (Community College League), 3.50%, 6/30/09	100,550
200	California Economic Recovery, (FGIC), 5.25%, 1/1/10	205,967
620	Dallas County, TX, 5.25%, 8/15/09	626,825
1,000	Huber Heights, OH, City School District, 2.00%, 8/18/09	1,003,241
1,000	Mammoth Lakes, CA, 4.00%, 6/30/09	1,006,771
1,000	Mecklenburg County, NC, 2.00%, 2/1/26	1,008,555
1,000	Minnesota, 5.00%, 8/1/09	1,011,804
1,500	New Britain, CT, 3.00%, 3/30/10	1,525,101
3,000	San Bernardino County, CA, Central School District, 3.25%, 3/1/10	3,043,193
2,500	Toledo, OH, 4.40%, 5/28/09	2,514,510
810	Wicomico County, MD, (FSA), 5.00%, 12/1/09	825,990

		$19,420,379

Revenue Notes/Bonds — 5.1%
$1,500	Fairfax County, VA, Redevelopment & Housing Authority, 4.00%, 10/1/09	$1,511,003
1,500	Georgia Municipal Gas Authority, 2.50%, 12/16/09	1,512,070
200	Sacramento, CA, Transportation Authority, 4.00%, 10/1/09	203,005
740	South Bend, IN, Community School Corporation, (FSA), 3.00%, 7/5/09	741,229
1,000	Virginia Beach Development Authority, Facility Revenue, 5.00%, 5/1/09	1,003,125
1,000	Virginia Public Building Authority, 6.00%, 8/1/09	1,014,254

		$5,984,686

Variable Rate Demand Obligations — 78.6%
$200	Athens-Clarke County, GA, Unified Government Development Authority, (University of Georgia Athletic Association), (LOC: SunTrust Bank), 0.35%, 9/1/31	$200,000
2,000	Atlanta, GA, Water & Wastewater Revenue, (Liq: Citigroup Financial Products), (BHAC), (FSA), 0.84%, 11/1/43	2,000,000
3,000	Bay Area, CA, Toll Authority, (SPA: JPMorgan Chase Bank), 0.20%, 4/1/47	3,000,000
2,400	Bloomington-Normal, IL, Airport Authority, (SPA: Bank One N.A.), 0.50%, 1/1/23	2,400,000
800	Blount County, TN, Public Building Authority, (LOC: SunTrust Bank), 0.35%, 6/1/31	800,000
2,200	California Housing Finance Agency, (SPA: Bank of Nova Scotia), (AMBAC), (AMT), 3.75%, 2/1/33	2,200,000
1,735	California Housing Finance Agency, (SPA: Bank of Nova Scotia), (AMT), 0.40%, 8/1/32	1,735,000
2,000	California Infrastructure & Economic Development Bank, (LOC: Wells Fargo Bank N.A.), (AMT), 0.25%, 12/1/16	2,000,000
1,000	California Pollution Control Financing Authority, (LOC: Bank Tokyo-Mitsubishi), (AMT), 0.55%, 4/1/18	1,000,000
615	Cleveland-Cuyahoga County, OH, Port Authority Cultural Facility, (Playhouse Square Foundation), (LOC: Fifth Third Bank), 2.75%, 11/15/34	615,000

1

Principal
Amount
(000’s omitted)	Security	Value

$1,000	Colorado Educational and Cultural Facilities Authority, (Jewish Day School of Seattle), (LOC: U.S. Bank N.A.), 0.50%, 6/30/36	$1,000,000
990	Colorado Educational and Cultural Facilities Authority, (YMCA of Metropolitan Denver), (LOC: Wells Fargo Bank N.A.), 0.47%, 7/1/18	990,000
830	Colorado Housing and Finance Authority, (SPA: Calyon Bank), 0.65%, 4/1/38	830,000
1,400	Connecticut Health and Educational Facilities Authority, (Bradley Health Care), (LOC: Bank of America N.A.), 0.35%, 7/1/29	1,400,000
1,300	Cuyahoga County, OH, (Cleveland Clinic), (SPA: JPMorgan Chase Bank), 0.35%, 1/1/39	1,300,000
2,000	De Kalb, GA, Private Hospital Authority, (ESR Children’s Health Care System), (LOC: SunTrust Bank Atlanta), 0.50%, 12/1/28	2,000,000
1,000	Delaware County, PA, (Elwyn Project), (LOC: Wachovia Bank N.A.), 0.35%, 6/1/20	1,000,000
200	Delaware Valley, PA, Regional Finance Authority, (LOC: Bayerische Landesbank), 0.50%, 12/1/17	200,000
700	Delaware Valley, PA, Regional Finance Authority, (LOC: Bayerische Landesbank), 0.50%, 12/1/20	700,000
2,005	Forsyth County, NC, (SPA: Wachovia Bank N.A.), 0.50%, 3/1/25	2,005,000
760	Fulco, GA, Hospital Authority, (Piedmont Medical Center), (LOC: SunTrust Bank), 0.53%, 3/1/24	760,000
2,050	Fulton County, GA, Development Authority, (United Way of Metropolitan Atlanta), (LOC: Wachovia Bank N.A.), 0.57%, 6/1/24	2,050,000
300	Galveston, TX, Industrial Development Corp., (Mitchell Interests), (LOC: JPMorgan Chase Bank), (AMT), 0.86%, 9/1/13	300,000
1,630	Gwinnett County, GA, Development Authority, (SPA: Landesbank Hessen-Thuringen), 0.50%, 9/1/31	1,630,000
780	Harris County, TX, Health Facilities Development Corp., (St. Luke’s Episcopal Hospital), (SPA: JPMorgan Chase Bank), 0.40%, 2/15/31	780,000
2,500	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (LOC: SunTrust Bank), 0.55%, 11/15/12	2,500,000
2,500	Houston, TX, Water & Sewer System Revenue, (Liq: Citigroup Financial Products), (FSA), 1.32%, 12/1/30	2,500,000
1,900	Illinois Development Finance Authority, (British Home for Retired Men and Women), (LOC: LaSalle Bank N.A), 0.55%, 11/1/27	1,900,000
1,400	Illinois Finance Authority, (Northwestern Memorial Hospital), (SPA: Bank of Nova Scotia), 0.50%, 8/15/42	1,400,000
1,000	Illinois Health Facilities Authority, (Rehabilitation Institute of Chicago), (LOC: Bank of America N.A.), 0.50%, 4/1/32	1,000,000
2,000	Illinois Housing Development Authority, (Homeowner Mortgage), (AMT), 1.98%, 2/1/39	2,000,000
1,700	Iowa Finance Authority, Health Facilities Revenue, (LOC: JPMorgan Chase Bank), 0.40%, 2/15/35	1,700,000
700	Las Vegas Valley, NV, Water District, (SPA: Dexia Credit Local), 0.50%, 6/1/36	700,000
500	Long Island, NY, Power Authority, Electric System Revenue, (LOC: State Street Bank and Trust Co.), 0.45%, 5/1/33	500,000
2,200	Massachusetts Health and Educational Facilities Authority, (Museum of Fine Arts), (SPA: Bank of America N.A.), 0.20%, 12/1/37	2,200,000
1,500	Massachusetts Health and Educational Facilities Authority, (Tufts University), (SPA: JPMorgan Chase Bank), 0.20%, 8/15/40	1,500,000
2,000	Massachusetts, (SPA: State Street Bank and Trust Co.), 0.85%, 1/1/21	2,000,000
1,515	Mecklenburg County, NC, Certificates of Participation, (SPA: Landesbank Hessen-Thuringen), 0.35%, 2/1/27	1,515,000
3,680	Metropolitan Transportation Authority, NY, (Liq: Citigroup Financial Products), (BHAC), (FSA), 1.23%, 11/15/30	3,680,000
1,800	Miami, FL, Health Facilities Authority, (Mercy Hospital), (LOC: NationsBank N.A.), 0.50%, 8/1/20	1,800,000
2,000	Nebraska Investment Finance Authority, Single Family Housing Revenue, (SPA: Federal Home Loan Bank), (AMT), 0.65%, 9/1/37	2,000,000

2

Principal
Amount
(000’s omitted)	Security	Value

$1,750	Nebraska Investment Finance Authority, Single Family Housing Revenue, (SPA: Federal Home Loan Bank), (AMT), 0.65%, 9/1/38	$1,750,000
1,200	New Hampshire Business Finance Authority, (Alice Peck Day Health Systems), (LOC: TD Banknorth N.A.), 0.50%, 10/1/36	1,200,000
2,025	New Hampshire Health and Education Facilities Authority, (Dartmouth College), (SPA: JPMorgan Chase Bank), 0.30%, 6/1/23	2,025,000
1,000	New Jersey Health Care Facilities Financing Authority, (Somerset Medical Center), (LOC: TD Banknorth N.A.), 0.37%, 7/1/24	1,000,000
2,400	New York Dormitory Authority, (Mental Health Services), (SPA: HSBC Bank USA N.A.), 0.40%, 2/15/31	2,400,000
300	New York, NY, (LOC: Bank of New York), 0.23%, 3/1/34	300,000
700	New York, NY, (LOC: Westdeutsche Landesbank), 0.30%, 8/1/23	700,000
500	New York, NY, Housing Development Corp., (SPA: Bank of America N.A.), (AMT), 0.65%, 5/1/13	500,000
990	North Carolina Capital Facilities Finance Agency, (Wake Forest University), 0.45%, 1/1/18	990,000
2,000	North Carolina Medical Care Commission, Hospital Revenue, (Pooled Financing Project), (LOC: First Union National Bank), 0.35%, 10/1/13	2,000,000
2,830	Odessa, TX, Water & Sewer Revenue, (Liq: Citigroup Financial Products), (BHAC), (FSA), 1.24%, 4/1/15	2,830,000
900	Pasadena, TX, Independent School District, (PSF Guaranteed), (SPA: Bank of America N.A.), 0.47%, 8/15/26	900,000
2,200	Pennsylvania Turnpike Commission, (SPA: Landesbank Baden-Wurttemberg), 0.50%, 12/1/30	2,200,000
2,500	Philadelphia, PA, Authority for Industrial Development, (LOC: Citizens Bank of PA), 2.50%, 7/1/32	2,500,000
2,000	Philadelphia, PA, Gas Works Revenue, (LOC: JPMorgan Chase Bank, LOC: Bank of Nova Scotia), 0.40%, 9/1/34	2,000,000
2,200	Pitkin County, CO, (Aspen Skiing Company), (LOC: JPMorgan Chase Bank), (AMT), 0.75%, 4/1/14	2,200,000
2,000	Private Colleges and Universities Authority, GA, (Emory University), 0.25%, 9/1/35	2,000,000
1,000	Travis County, TX, Housing Finance Corp., (Mid-America Apartments, LP), (Travis Apartments), (Liq: FNMA), 0.50%, 2/15/34	1,000,000
1,000	University of Michigan, 0.40%, 12/1/37	1,000,000
575	Vermont Educational and Health Buildings Finance Agency, (North Country Hospital and Health Center), (LOC: TD Banknorth N.A.), 0.40%, 10/1/34	575,000
865	Vermont Educational and Health Buildings Finance Agency, (Southwestern Vermont Medical Center), (LOC: TD Banknorth N.A.), 0.40%, 10/1/38	865,000

		$92,725,000

Total Tax-Exempt Investments — 100.2% (amortized cost $118,130,065)(1)		$118,130,065

Other Assets, Less Liabilities — (0.2)%		$(259,123)

Net Assets — 100.0%		$117,870,942

3

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FNMA	-	Federal National Mortgage Association

FSA	-	Financial Security Assurance, Inc.

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

(1)		Cost for federal income taxes is the same.

The stated interest rate on variable rate demand obligations represents the rate in effect at March 31, 2009.

At March 31, 2009, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		California	15.4%
		Georgia	10.3%
		Others, representing less than 10% individually	74.5%

At March 31, 2009, the concentration of the Fund’s investments in the various industries, determined as a percentage of net assets, is as follows:

		General Obligations	16.6%
		Hospital	16.2%
		Housing	11.5%
		Other Revenue	10.8%
		Others, representing less than 10% individually	45.1%

4

The Fund did not have any open financial instruments at March 31, 2009.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	118,130,065
Level 3	Significant Unobservable Inputs	—

Total		$118,130,065

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

Subsequent Event

The Trustees approved the Fund’s continued participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds from May 1, 2009 through September 18, 2009 and the Fund paid an additional premium which is being amortized over the period of the extension.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Tax-Managed Growth Fund 1.1 as of March 31, 2009 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2009, the value of the Fund’s investment in the Portfolio was $1,161,351,549 and the Fund owned 14.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance Tax-Managed Growth Fund 1.2 as of March 31, 2009 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2009, the value of the Fund’s investment in the Portfolio was $517,576,996 and the Fund owned 6.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	May 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	May 22, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	May 22, 2009